ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Financial Statement Amounts and Balances of VIE and VIE's Subsidiaries Included in Accompanying Consolidated Financial Statements

The following financial statement amounts and balances of the VIE and VIE’s subsidiaries were included in the accompanying consolidated financial statements as of and for the years ended December 31:

	As of December 31,
	2013	2014

Total current assets	$62,189	$226
Total non-current assets	2,469	4

Total assets	$64,658	$230

Total current liabilities	$14,649	$83
Total non-current liabilities	2,917	—

Total liabilities	$17,566	$83

	For the years ended December 31,
	2012	2013	2014

Net revenues	$78,940	$79,489	$32,431
Net (loss)/income	$(837)	$(1,369)	$594

	For the years ended December 31,
	2012	2013	2014

Net cash provided by/(used in) operating activities	$4,464	$(4,151)	$2,897
Net cash (used in)/provided by investing activities	$(1,645)	$(364)	$1,538
Net cash provided by financing activities	$—	$—	$—

CDTV Holding's Subsidiaries, VIE

As of December 31, 2014, CDTV Holding’s subsidiaries and VIE include the following entities:

Subsidiaries	Date of incorporation	Place of incorporation /establishment	Percentage of economic ownership

CDTV BVI	March 9, 2004	BVI	100%
Super TV	May 31, 2004	the PRC	100%
Golden Benefit Technology Limited (“Golden Benefit”)	December 6, 2007	Hong Kong	100%
CSM Holdings	February 25, 2008	Hong Kong	100%
N-S Information Technology	July 23, 2010	the PRC	100%
Cyber Cloud	January 19, 2011	the PRC	75%
Joysee	May 13, 2011	the PRC	46.9%
Xinsi Yijia	December 31, 2012	the PRC	75%
Shibo Movie	February 15, 2012	the PRC	100%
N-S Digital TV	May 31, 2004	the PRC	100%
N-S Media Investment	December 19, 2007	the PRC	100%

VIE

Dingyuan	August 21, 2013	the PRC	75%